Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jan. 01, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (125,338,509)		$ (110,833,045)
Working capital	10,111,451		19,607,862
Net cash used in operating activities	(15,138,249)		(15,789,498)	$ (10,923,346)
Restricted cash			20,676
Cumulative-effect adjustment to shareholders’ equity					$ 588,082
Inventory write-down			557,518	154,664
Impairment on equity investment			150,708
Remaining performance obligations	784,361		265,290
Revenue recognized	71,861		187,995
Cost of revenues	22,264,768		19,741,689	17,379,144
Deferred revenue	2,385,228		1,654,145
Recognized deferred revenue	1,245,660		1,800,557	1,545,866
Other income	541,498		$ 966,899	216,893
Underpayment of taxes	$ (13,700)	¥ 100,000
Selling consumer products rate	13.00%	13.00%
General tax payer rate	6.00%	6.00%
Statutory surplus percentage	10.00%	10.00%
General reserve percentage	50.00%	50.00%
Potentially dilute basic earnings share (in Shares) | shares	951,776	951,776
Number of reportable segment	1	1
Nonconsolidated Investees, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest percentage	20.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Long term investments interest	20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Long term investments interest	50.00%
VIE [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory surplus percentage	50.00%	50.00%
Contract Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of revenues	$ 22,264,768		$ 19,741,689	$ 17,379,144
Transferred at Point in Time [Member]
Summary of Significant Accounting Policies [Line Items]
Remaining performance obligations			$ 61,907
Transferred over Time [Member]
Summary of Significant Accounting Policies [Line Items]
Remaining performance obligations	$ 16,806